*FOIA Confidential Treatment Request*

Confidential Treatment Requested by Ambit

Biosciences Corporation in connection with

Registration Statement on Form S-1 filed March 28,

2013 (File No. 333-186760)

AMBI-0001

April 24, 2013	Via FedEx and EDGAR

United States Securities and Exchange Commission

Division of Corporate Finance

Mail Stop 6010

100 F Street, N.E.

Washington, D.C. 20549

Attn: Jeffrey Riedler

Re:	Ambit Biosciences Corporation Registration Statement on Form S-1 (File No. 333-186760)

Dear Mr. Riedler:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended, on behalf of our client, Ambit Biosciences Corporation (the “Company”), is a registration statement on Form S-1/A (“Second Amended Registration Statement”). The Second Amended Registration Statement updates the Company’s registration statement on Amendment No. 1 to Form S-1 (the “Registration Statement”) filed with the Securities and Exchange Commission (the “Commission”) on March 28, 2013. The copy of the Second Amended Registration Statement that is enclosed with the paper copy of this letter is marked to show changes from the Registration Statement.

The Second Amended Registration Statement is being submitted in response to comments received from the staff of the Commission (the “Staff”) by letter dated April 9, 2013 with respect to the Registration Statement (the “Comment Letter”).

Following receipt of the Comment Letter, the Company previously submitted a letter to the Staff dated as of April 16, 2013 (the “Prior Response Letter”) pursuant to which the Company responded to the Staff’s comments set forth in the Comment Letter. Subsequent to submitting the Prior Response Letter to the Commission, we and the Company had conversations with the Staff and have incorporated additional disclosure into this letter based on those conversations. Specifically, the Company has updated its disclosure in response to Comment 6, 7 and 8 of the Comment Letter based on the Company’s recent conversations with the Staff. The remaining responses set forth herein were also set forth in the Prior Response Letter but are included herein in order to facilitate the Staff’s review. The numbering of the paragraphs below corresponds to the numbering in the Comment Letter, the text of which we have incorporated into this response letter for convenience. Except where otherwise indicated, page references in the text of the responses below correspond to the page numbers of Second Amended Registration Statement.

Confidential Treatment Request

Due to the commercially sensitive nature of information contained herein, the Company hereby requests, pursuant to 17 C.F.R. § 200.83, that certain portions of this letter be maintained in confidence, not be made part of any public record and not be disclosed to any person as they contain confidential information. The Company has filed a separate copy of this letter, marked to show the portions redacted from the version filed via EDGAR and for which the Company is

4401 EASTGATE MALL, SAN DIEGO, CA 92121    T: (858) 550-6000    F: (858) 550-6420    WWW.COOLEY.COM

*FOIA Confidential Treatment Request*

Confidential Treatment Requested by Ambit

Biosciences Corporation in connection with Registration

Statement on Form S-1 filed March 28, 2013

(File No. 333-186760)

AMBI-0002

April 24, 2013

requesting confidential treatment. In accordance with 17 C.F.R. § 200.83(d)(1), if any person (including any governmental employee who is not an employee of the Commission) should request access to or an opportunity to inspect this letter, we request that we be immediately notified of any such request, be furnished with a copy of all written materials pertaining to such request (including, but not limited to, the request itself) and be given at least ten business days advance notice of any intended release so that the Company may, if deemed necessary or appropriate, pursue any remedies available to it. In such an event, we request that you telephone the undersigned rather than rely upon the U.S. mail for such notice. The address and telephone number for Kenneth Rollins, the responsible representative, is c/o Cooley LLP, 4401 Eastgate Mall, San Diego, California 92121-1909, telephone number (858) 550-6136.

Staff Comments and Company Responses

Prospectus Summary

Our Pipeline of Targeted Products, page 2

1. We note that your agreement with Astellas will terminate effective on September 2013 and that you are in the process of developing a transition plan for the future development of quizartinib. We also note that Astellas is currently conducting a Phase 2b study which will establish the dosing levels for a Phase 3 study scheduled to begin in 2014. Please expand your disclosure throughout your prospectus, as appropriate, to provide specific information regarding the effect of the termination with Astellas on the expected completion date for the Phase 2b study and commencement date of the Phase 3 study. You should also disclose the additional management and oversight activities you will have to provide regarding these clinical trials and any challenges you will face in doing so.

Response: The Company has revised the disclosure in the Second Amended Registration Statement, including pages 3, 14, 75, 88, 90 and 96.

The Company respectfully advises the Staff that the clinical development plans disclosed in the Registration Statement reflect the Company’s current plans, after taking into account the termination of its agreement with Astellas effective September 2013. The Company further advises the Staff that it has disclosed, in multiple sections of the Registration Statement, that all worldwide development of quizartinib will become the Company’s responsibility following the effective date of the termination of the agreement with Astellas. The Company believes that the disclosure included in the Registration Statement, including in the sections entitled “Risk Factors,” “Business” and “Business – Government Regulation and Product Approval” comprehensively describe the processes and activities related to the anticipated conduct of the Company’s clinical trials. Further, the management and oversight activities for which the Company will be responsible relating to quizartinib are consistent with activities for which it is responsible for the other drug candidates that it has in development.

2. Please expand your disclosure throughout the prospectus, as appropriate, to discuss the key factors that contributed to Astellas’ decision to terminate its involvement in the development of quizartinib. Your discussion should address the extent to which Astellas considered clinical data as well as the factors unrelated to the clinical properties of quizartinib.

4401 EASTGATE MALL, SAN DIEGO, CA 92121    T: (858) 550-6000    F: (858) 550-6420    WWW.COOLEY.COM

*FOIA Confidential Treatment Request*

Confidential Treatment Requested by Ambit

Biosciences Corporation in connection with Registration

Statement on Form S-1 filed March 28, 2013

(File No. 333-186760)

AMBI-0003

April 24, 2013

Response: The Company respectfully advises the Staff that it does not have any information regarding the key factors that contributed to Astellas’ decision to terminate its involvement in the development of quizartinib and it, therefore, cannot expand the disclosure in the prospectus related to such decision.

3. If the transition agreement with Astellas could include a provision establishing some royalty or other form of contingent compensation related to future commercial sales of quizartinib, please expand your discussion, where appropriate, to provide necessary disclosure.

Response: The Company advises the Staff that any transition agreement with Astellas will not include a provision establishing a royalty or other form of contingent compensation related to future commercial sales of quizartinib. As set forth in the Registration Statement, all worldwide rights to quizartinib will revert to the Company upon the termination of the agreement with Astellas.

Summary Consolidated Financial Information, page 8

4. Please revise the consolidated balance sheet data to include a line item for common stock and additional paid in capital.

Response: The Company has revised page 9 of the Second Amended Registration Statement, to include a line item for common stock and additional paid in capital.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Financial Overview

Research and Development Expenses, page 57

5. You state on pages 56 and 57 that your agreement with Astellas will be terminated, effective September 2013, and that you will be responsible for research and development costs that formerly were paid by Astellas. Please revise your disclosure to quantify the expected effect on your results of operations and how you intend to fund the additional costs to pursue development of quizartinib. Clarify if you intend to pursue development of quizartinib outside the U.S. and European Union, which development costs were previously the responsibility of Astellas.

Response: The Company has revised the disclosure in the Second Amended Registration Statement, including pages 56, 58 and 88, to add additional disclosure regarding its intention to seek strategic partnerships for worldwide development and commercialization of quizartinib. The Company advises the Staff that the total proceeds expected to be raised in the offering to which the Registration Statement relates has been increased in order to cover the additional costs expected to be incurred by the Company in the development of quizartinib as a result of

4401 EASTGATE MALL, SAN DIEGO, CA 92121    T: (858) 550-6000    F: (858) 550-6420    WWW.COOLEY.COM

*FOIA Confidential Treatment Request*

Confidential Treatment Requested by Ambit

Biosciences Corporation in connection with Registration

Statement on Form S-1 filed March 28, 2013

(File No. 333-186760)

AMBI-0004

April 24, 2013

the termination of the agreement with Astellas. The section of the Registration Statement entitled “Use of Proceeds” as well as disclosure regarding the Company’s intended use of proceeds that appears in the sections entitled “Risk Factors” and “Management’s Discussion and Analysis” reflect the Company’s anticipated use of proceeds from the offering after accounting for the termination of its agreement with Astellas and the resulting increase in development costs that will be the responsibility of the Company.

Critical Accounting Policies and Significant Judgments and Estimates

Stock-Based Compensation, pages 61-64

6. We acknowledge your response and disclosure revisions related to our prior comment number 1. As a reminder, we continue to include the following follow-up comments regarding your disclosure and accounting for stock-based compensation:

•

Since you have not disclosed an estimated offering price we are deferring a final evaluation of stock compensation and other costs recognized until the estimated offering price is specified. We may have further comment in this regard when the amendment containing that information is filed. Please provide a discussion of each significant factor contributing to the difference between the fair value as of the date of each grant and the estimated IPO price range. Please reconcile and explain the differences between the mid-point of your estimated offering price range and the fair values included in your analysis.

•	Once the IPO price is disclosed, we will assess your accounting for convertible equity issuances such as the convertible preferred stock issued in October 2012 and convertible note issuances in 2012.

Response: The Company supplementally advises the Staff that as of the date hereof the Company currently anticipates a price range of $[***] to $[***] per share for the Company’s common stock after taking into account the impact of a 1-for-24 reverse stock split which the Company effected on April 24, 2013 (the “2013 Reverse Split”). Please note that all per share prices set forth in this response take into account the 2013 Reverse Split. The Company’s final price range remains under discussion between the Company and the underwriters and a bona fide price range will be included in a subsequent amendment to the Registration Statement prior to any distribution of the preliminary prospectus.

From inception through December 31, 2012, due to the absence of an active market for the Company’s common stock, the Company determined the exercise prices for all options granted by the Company based on the fair value as determined contemporaneously on the date of grant by the Company’s Board of Directors (the “Board”), with input from management. All options to purchase shares of the Company’s common stock are intended to be granted with an exercise price per share no less than the fair value per share of the Company’s common stock underlying those options on the date of grant, based on the information known to the Company on the date of grant.

4401 EASTGATE MALL, SAN DIEGO, CA 92121    T: (858) 550-6000    F: (858) 550-6420    WWW.COOLEY.COM

*FOIA Confidential Treatment Request*

Confidential Treatment Requested by Ambit

Biosciences Corporation in connection with Registration

Statement on Form S-1 filed March 28, 2013

(File No. 333-186760)

AMBI-0005

April 24, 2013

In connection with the preparation of the consolidated financial statements necessary for inclusion in the Registration Statement, the Company reassessed the estimated fair value of its common stock during each quarterly period in 2011 and 2012. The Company’s various reassessments of the fair value of its common stock were done using methodologies, approaches and assumptions consistent with the American Institute of Certified Public Accountants (“AICPA”) Audit and Accounting Practice Aid Series: Valuation of Privately Held Company Equity Securities Issued as Compensation, or the AICPA Practice Guide. In addition, the Board considered various objective and subjective factors to determine the fair value of the Company’s common stock, including: external market conditions affecting the biopharmaceutical industry, trends within the biopharmaceutical industry, the superior rights and preferences of the preferred stock relative to the Company’s common stock at the time of each grant, the Company’s results of operations and financial position, status of the Company’s research and development efforts, the Company’s stage of development and business strategy, the lack of an active public market for the Company’s common stock and preferred stock, and the likelihood of achieving a liquidity event such as an IPO or sale of the Company in light of prevailing market conditions. The reassessments included the determination of the appropriate valuation model, assumptions and related inputs. The Company concluded that the reassessed fair value of its common stock at each valuation date was at or below the exercise price of options granted during each quarterly period in 2011 and 2012. As a result, no incremental fair value was added to stock based compensation recorded for options issued from January 1, 2011 to December 31, 2012.

The Company’s reassessment analyses were based on a methodology that first estimated the fair value of the Company’s business as a whole, or enterprise value. The determination of enterprise value was based on two primary factors: (i) a market approach using IPO comparables; and (ii) a market approach using mergers and acquisitions (“M&A”) transaction comparables. Once the Company determined the expected enterprise value the Company, it then adjusted for expected cash and debt balances, allocated value to the various stockholders, and adjusted to present value and discounted for lack of marketability.

During 2011 and 2012, the Company utilized the probability weighted expected return method (“PWERM”) to allocate the estimated enterprise value to its common stock. The PWERM considers the present value of the returns afforded to stockholders under each expected liquidity event at each valuation date. These scenarios varied over time as to timing and probability and generally consisted of: (i) IPOs; (ii) M&A or reverse merger transactions; and (iii) liquidation. The timing of the future liquidity event scenarios was determined based primarily on input from the Board and management. Under the IPO scenarios, value was allocated on a fully diluted basis while the sale scenarios took into account the conversion rights and liquidation preferences of each class of stock. Under each scenario the option and warrant holders were assumed to exercise to the extent the exercise prices of their options and warrants were below the estimated fair value of the underlying securities. The resulting values were then adjusted to present value based on the estimated time to liquidity and discounted for lack of marketability and then probability weighted based on the Company’s estimate of the likelihood and timing of each liquidity scenario considered at each valuation date.

4401 EASTGATE MALL, SAN DIEGO, CA 92121    T: (858) 550-6000    F: (858) 550-6420    WWW.COOLEY.COM

*FOIA Confidential Treatment Request*

Confidential Treatment Requested by Ambit

Biosciences Corporation in connection with Registration

Statement on Form S-1 filed March 28, 2013

(File No. 333-186760)

AMBI-0006

April 24, 2013

After applying the PWERM probabilities set forth in the Registration Statement, both the reassessed fair value of the Company’s common stock and the exercise prices of options granted during 2011 and prior to September 30, 2012 were significantly higher than the anticipated range to be set forth in the Registration Statement, meaning that such options are currently significantly out-of-the-money.

Effective September 30, 2012, the Company obtained an independent valuation deriving the value of the Company’s common stock (after taking into account the 2012 Reverse Split and the substantive terms and dilutive impact of the Series E financing that closed in October 2012, as described below) at $6.00 per share. The September 30, 2012 valuation utilized the following probabilities of potential liquidity events: (i) IPO in March 2013 of 45%, (ii) IPO in September 2013 of 15%, (iii) M&A in September 2013 of 25% and (iv) liquidation in December 2013 of 15%. In addition, the aggregate enterprise value in the IPO scenarios that were weighted at 60% in the PWERM was approximately $109 million.

As set forth more fully in the Company’s response #7 below, in October 2012 the Board and the Company’s stockholders approved a 1-for-100 reverse split of the Company’s common stock (the “2012 Reverse Split”) which was accompanied by conversion rate adjustments to the preferred stock. Such conversion rate adjustments were unrelated to the antidilution provisions in the Company’s certificate of incorporation and were approved by the Company’s stockholders. While the effect of the 2012 Reverse Split did not impact the relative fair values of the common and preferred stock, the conversion rate adjustments to the preferred stock reduced the allocation of enterprise value to the holders of the Company’s common stock such that they owned virtually none of the enterprise value after the conversion rate adjustment. Please see the example below included with response to comment #7.

Effective December 31, 2012, the Company obtained an independent valuation deriving the value of the Company’s common stock (after taking into account the preferred stock conversion rate that had reduced the allocation to common stockholders that acquired their instruments prior to October 2012, as described above) at $6.00 per share. The December 31, 2012 valuation utilized the following probabilities of potential liquidity events: (i) IPO in March 2013 of 50%, (ii) IPO in September 2013 of 15%, (iii) M&A in September 2013 of 25% and (iv) liquidation in December 2013 of 10%. Based on those factors, the value of the Company’s common stock was determined to be $6.00 per share. The September 30, 2012 common stock valuation and the December 31, 2012 common stock valuation remained constant primarily because the Company had no significant operational changes during the three months ended December 31, 2012 that would cause a major adjustment to the inputs into the PWERM valuation model and because both valuations took into consideration the significant dilution expected or realized in the Series E preferred stock financing that closed in October 2012. All common stock instruments issued prior to October

4401 EASTGATE MALL, SAN DIEGO, CA 92121    T: (858) 550-6000    F: (858) 550-6420    WWW.COOLEY.COM

*FOIA Confidential Treatment Request*

Confidential Treatment Requested by Ambit

Biosciences Corporation in connection with Registration

Statement on Form S-1 filed March 28, 2013

(File No. 333-186760)

AMBI-0007

April 24, 2013

2012 remained significantly out-of-the-money. The aggregate enterprise value in the two IPO scenarios continued to be based on comparable IPO transactions and resulted in aggregate enterprise values of approximately $[***] million that were weighted at a total of 60% in the PWERM valuation model. There was a modest drop in the enterprise value utilized in December compared to September as a result of the addition of lower value comparable transactions in the fourth quarter of 2012.

The options granted in December 2012 were priced at $6.00 per share, the fair value of the Company’s common stock at both September 30, 2012 and December 31, 2012.

Effective March 31, 2013, the Company obtained an independent valuation deriving the value of the Company’s common stock at $8.64 per share, which was an increase of $2.64 per share over the $6.00 per share common stock fair value determined as of December 31, 2012. The increase in the fair value per share was primarily due to the Company’s selection of higher market comparables in its first quarter valuation, the Company’s decision to increase the near-term probability of an initial public offering and the Company’s use of lower discounts for lack of marketability in its valuation models. Its PWERM analysis utilized the following probabilities of potential liquidity events: (i) IPO in May 2013 of 60%, (ii) IPO in October 2013 of 10%, (iii) M&A in October 2013 of 20% and (iv) liquidation in December 2013 of 10%. The Company’s PWERM analysis was reflective of several positive key events occurring in the first quarter of 2013, namely:

•

the Company’s February 2013 meeting with the FDA, which the Company determined was positive with respect to the Company’s current planned development strategy and resulted in the initiation of discussions with the FDA related to the acceptance of two novel surrogate endpoints that could support an accelerated approval of quizartinib based on the results of the Company’s Phase 2 clinical trials; and

•

the Company’s receipt of notification from Astellas that it was terminating its agreement with the Company effective September 2013, following which the Company will own exclusive worldwide rights to quizartinib and any follow-on compounds and will be responsible for all development and commercialization activities and related costs.

The selection of higher market comparables in the March 31, 2013 valuation resulted in an increased gross enterprise value in the two IPO scenarios that were weighted with a 70% probability in the Company’s PWERM analysis. The increase in the gross enterprise value to $[***] million was approximately $15 million higher than the equivalent value used in the Company’s December 31, 2012 valuation and was reflective of the positive key events noted above. In addition, the M&A comparables were increased. However, this increase had no significant impact on the common stock valuation as the assumed exit value in the M&A transaction was not in excess of the liquidation preferences held by the Company’s preferred stockholders.

4401 EASTGATE MALL, SAN DIEGO, CA 92121    T: (858) 550-6000    F: (858) 550-6420    WWW.COOLEY.COM

*FOIA Confidential Treatment Request*

Confidential Treatment Requested by Ambit

Biosciences Corporation in connection with Registration

Statement on Form S-1 filed March 28, 2013

(File No. 333-186760)

AMBI-0008

April 24, 2013

The mid-point of the Company’s pricing range for the prospectus of $[***] exceeds the value of its common stock determined as of March 31, 2013 of $8.64 per share by $[***] per share, or [***]%. The Company respectfully submits that the difference between the fair value of the Company’s common stock on March 31, 2013 and the mid-point of the estimated offering price range described herein is appropriate as the calculation of fair value of the Company’s common stock incorporates multiple outcomes, not all of which allocate value to stockholders on a fully-diluted basis, whereas the mid-point of the range assumes a 100% probability that the Company completes its IPO on a current basis and at the price reflected by the mid-point of the range set forth above. Some of the factors contemplated in the Company’s valuation models that caused the valuation difference noted above include consideration that:

•

although the Company’s most likely liquidity path is an initial public offering, the Board has also directed the Company’s management to continue to explore potential M&A transactions. As such, the Company has included a 20% probability of an M&A transaction in the March 2013 valuation. Since the holders of the Company’s preferred stock hold approximately $250 million in liquidation preference (including in-the-money preferred stock warrants and preferred shares issuable upon GrowthWorks’ exercise of its put right) over the common stock, substantially all value in an M&A transaction would be allocated to the preferred stockholders. This potential outcome results in no value allocated to common stockholders and accounts for a [***]% discount from the $[***] mid-point of the pricing range, or $[***] per share; and

•

given the uncertainty in the capital markets and the Company’s significant regulatory hurdles described in the Registration Statement, the Company has retained at 5% - 15% lack of marketability discount in its valuation models that would account for up to approximately a $[***] discount from the $[***] mid-point of the pricing range.

The factors above would account for $[***] per share of the $[***] per share difference between the value of the Company’s common stock as of March 31, 2013 and the mid-point of the range anticipated to be set forth in the Registration Statement. The Company believes the remaining difference relates to “pricing risk” that accounts for the possibility that it is unable to attain the $[***] million indicated pre-IPO valuation represented by the mid-point of the anticipated offering range. The Company believes the discount attributable to pricing risk could be up to 35% based on its analysis of the initial filing range and the final public offering price of the Company’s IPO comparables data set, which shows a majority of comparable initial public offerings pricing below the price range initially disclosed. Additionally, the Company’s valuation models consider the possibility that the Company fails to execute its operating plan or complete an M&A or IPO transaction and is forced to liquidate in the near-term.

4401 EASTGATE MALL, SAN DIEGO, CA 92121    T: (858) 550-6000    F: (858) 550-6420    WWW.COOLEY.COM

*FOIA Confidential Treatment Request*

Confidential Treatment Requested by Ambit

Biosciences Corporation in connection with Registration

Statement on Form S-1 filed March 28, 2013

(File No. 333-186760)

AMBI-0009

April 24, 2013

Summary of Stock Option Grants, page 64

7. We acknowledge your response and disclosure revisions related to our prior comment number 2, including your supplemental paragraph added at the top of page 64. We have the following additional comments regarding the material decrease in the fair value of your common stock from April 2012 to December 2012:

•	Please clarify in the filing how a 1-for-100 reverse common stock split in October 2012 would have the effect of decreasing your common stock valuation.

•	Please clarify whether all quantities (shares and dollars) are presented as adjusted for the 1-for-100 reverse common stock split in October 2012.

•

Qualitatively explain in the filing in detail what events or factors occurred within the company to cause its post stock split fair value per common share to decline from $7.00 per share (as “Reassessed”) on April 24, 2012 to $0.25 cents per share on December 13, 2012.

Response: The Company has revised the disclosures on pages 61 – 65 of the Second Amended Registration Statement.

The Company respectfully provides an example of how it applied the 2012 Reverse Split, in which the Board and stockholders approved a 1-for-100 reverse common stock split in October 2012, which has been reflected on a retroactive basis for all periods presented, and also approved a 100-for-1 adjustment to all of its preferred stock conversion rates, which only impacts the books and records of the Company on a prospective basis from October 2012. The 2012 Reverse Split did not impact the aggregate enterprise value of the Company. However, the conversion rate adjustments to the preferred stock caused the allocation of a greater percentage of the Company’s enterprise value to the preferred stockholders and essentially rendered valueless all previously granted common stock instruments.

Example of the Impact of the 2012 Reverse Stock Split and Preferred Stock Conversion Rate Adjustment

The table below provides a theoretical example of how the Company applied the 2012 Reverse Split on a retroactive basis and the prospective change in the allocation of enterprise value upon the preferred stock conversion rate adjustment that accompanied the 2012 Reverse Split. The table assumes, on a fully-diluted basis, that common stockholders own 10% and preferred stockholders own 90% of the Company, whose enterprise value is assumed to be $1,000,000 as of the date of the theoretical reverse common stock split and the date of the theoretical adjustment to the conversion rate of the preferred stockholders.

4401 EASTGATE MALL, SAN DIEGO, CA 92121    T: (858) 550-6000    F: (858) 550-6420    WWW.COOLEY.COM

*FOIA Confidential Treatment Request*

Confidential Treatment Requested by Ambit

Biosciences Corporation in connection with Registration

Statement on Form S-1 filed March 28, 2013

(File No. 333-186760)

AMBI-0010

April 24, 2013

	Pre-Split	%	Post-Split	%	Post- Conversion Rate Adjustment	%
Fully diluted capitalization (as converted):
Common stock	1,000	10.0%	10	10.0%	10	0.1%
Preferred stock	9,000	90.0%	90	90.0%	9,000	99.9%

Total	10,000	100.0%	100	100.0%	9,010	100.0%

Enterprise value:
Common stock	$100,000	10.0%	$100,000	10.0%	$1,110	0.1%
Preferred stock	900,000	90.0%	900,000	90.0%	998,890	99.9%

Total	$1,000,000	100.0%	$1,000,000	100.0%	$1,000,000	100.0%

The Company supplementally provides the Staff with information regarding how it considered the potential deemed dividend related to the October 2012 conversion rate adjustment.

Preferred Stock Conversion Rate Adjustment

In October 2012, the conversion rate on all of the Company’s preferred stock was adjusted on a 100-for-1 basis to reverse the impact that 2012 Reverse Split had on the preferred stock conversion rates. Such conversion rate adjustments were unrelated to the antidilution provisions in the Company’s certificate of incorporation and were separately approved by the Company’s stockholders. The conversion rate adjustments had the impact of effectively transferring the enterprise value ascribed to the ownership of any existing common stockholders to the preferred stockholders. At the date of the transaction, the Company analyzed whether the transfer of value from the common stockholders to preferred stockholders resulted in a deemed dividend to the preferred stockholders. The Company determined the fair value of the common stock that was effectively transferred to the preferred stockholders is estimated based on the fair value of the outstanding shares of common stock, since all other instruments outstanding for the acquisition of common stock were out-of-the money. As the fair value of the common stock was less than $10,000 and considered not material to the financial statements as a whole, the Company did not record an amount to reflect the deemed dividend within its books and records.

The Company has revised the disclosure in the Second Amended Registration Statement to clarify that values presented reflect the 2012 Reverse Split and the 2013 Reverse Split.

4401 EASTGATE MALL, SAN DIEGO, CA 92121    T: (858) 550-6000    F: (858) 550-6420    WWW.COOLEY.COM

*FOIA Confidential Treatment Request*

Confidential Treatment Requested by Ambit

Biosciences Corporation in connection with Registration

Statement on Form S-1 filed March 28, 2013

(File No. 333-186760)

AMBI-0011

April 24, 2013

In response to verbal comments received from the Staff, the Company supplementally provides the Staff with information regarding how to reconcile the stock option information disclosed in Amendment No. 2 to its draft Form S-1 filed on February 14, 2011 to the outstanding options as of December 31, 2010 included in its Form S-1 filed on March 28, 2013:

Options outstanding at September 30, 2010	5,453,000
Options granted in the quarter ended December 31, 2010	575,000
Options canceled in the quarter ended December 31, 2010	(98,000)

Options outstanding at December 31, 2010	5,930,000
Retroactive adjustment for 1-for-100 reverse stock split in 2012 (divided by 100)	100

Post-split options outstanding at December 31, 2010	59,300
Fractional share adjustment	(12)

Post-split options outstanding at December 31, 2010	59,288

Notes to Consolidated Financial Statements

2. Ambit Canada, page F-1

8. We acknowledge your response to our prior comment number 3. As a continuing reminder, you state that “The Company acknowledges the Staff’s comment and will amend the First Amended Registration Statement to describe such written agreement when it is finalized.” Also, please tell us your accounting treatment for the agreement and cite the applicable accounting literature used. Address whether or not the convertible features of the convertible issuances would result in a derivative and provide additional disclosure as necessary. Disclose the amount of any beneficial conversion feature that will be recorded in connection with the convertible issuances. Please file the agreement.

Response: The Company has revised the disclosure in the Second Amended Registration Statement, including pages 7, 9, 48, 50, 137, 139, 142, 144, 147, 148, 154, F-38, II-3 and II-4, to reflect that it has an agreement with GrowthWorks pursuant to which GrowthWorks will exercise the put right simultaneously with the conversion of the Company’s outstanding shares of preferred stock into shares of common stock prior to the consummation of the offering to which the Registration Statement relates. Pursuant to that agreement, the shares subject to the put right will be converted into shares of the Company’s common stock automatically at such time and without any further action required of GrowthWorks or the Company. Upon such conversion, Ambit Canada will be a wholly-owned subsidiary of the Company and the existing put agreement as well as the agreement that provides for the exercise of the put right will not be material agreements to the Company as there will be no continuing obligations thereunder. For that reason, the Company does not intend to file the agreement that provides for the exercise of the put right or the recent letter agreement agreeing to exercise the put.

4401 EASTGATE MALL, SAN DIEGO, CA 92121    T: (858) 550-6000    F: (858) 550-6420    WWW.COOLEY.COM

*FOIA Confidential Treatment Request*

Confidential Treatment Requested by Ambit

Biosciences Corporation in connection with Registration

Statement on Form S-1 filed March 28, 2013

(File No. 333-186760)

AMBI-0012

April 24, 2013

The Company respectfully provides the additional background of accounting for shares of Ambit Canada issued to GrowthWorks that are subject to put right:

As more fully described in footnote #2 to the Company’s consolidated financial statements, beginning in 2007, the Company issued shares of its Canadian subsidiary (Ambit Canada) to a Canadian Investor (GrowthWorks) in connection with various preferred stock financing transactions used to finance its operations. The shares issued to GrowthWorks are subject to put options whereby GrowthWorks can exchange its non-voting shares in Ambit Canada for either: (i) cash or (ii) shares of the Company’s redeemable convertible preferred stock. The election to settle the put options in either cash or shares has been at the sole discretion of Ambit Biosciences Corporation, not GrowthWorks. According to the underlying agreement, if the put options are not exercised on or prior to the closing of a qualifying public offering, qualifying financing or sale event, the put price will be adjusted downward to equal: (i) 80.0% of the fair market value of the appropriate equity instrument in the case of a cash payment or (ii) 80.0% of the number of shares or other property in the case of payment in shares of the Company.

The Company also determined and disclosed that the investment held by GrowthWorks in Ambit Canada should be classified as a redeemable non-controlling interest as the shares of Ambit Canada were not in-substance common stock. Due to the liability characteristics associated with the shares of Ambit Canada held by GrowthWorks, the Company concluded and disclosed that GrowthWorks’ shares were not substantially similar to common stock. The liability characteristics include GrowthWorks’ put rights, which provide it with the ability to exchange their shares in Ambit Canada for the Company’s redeemable convertible preferred stock.

At each reporting period, the Company adjusted the carrying value of the redeemable non-controlling interest by the net income (loss) attributable to the redeemable non-controlling interest. Any difference between the fair value and the adjusted carrying value of the redeemable non-controlling interest at each reporting date is recorded as a component of net loss attributable to common stockholders.

In April 2013, GrowthWorks and the Company entered into a letter agreement, formalizing the agreement that GrowthWorks will automatically be deemed to have exercised the Put Right simultaneously with the conversion of all of the Company’s outstanding shares of convertible preferred stock into shares of its common stock, immediately prior to and in connection with the Company’s initial public offering, as described in the Second Amended Registration Statement. Upon such exercise, GrowthWorks will be entitled to receive the number of shares of the Company’s common stock equal to the number of shares of common stock that GrowthWorks would have received upon the conversion of all of the Company’s outstanding shares of preferred stock had GrowthWorks exercised the Put Right in exchange for shares immediately prior to such conversion.

4401 EASTGATE MALL, SAN DIEGO, CA 92121    T: (858) 550-6000    F: (858) 550-6420    WWW.COOLEY.COM

*FOIA Confidential Treatment Request*

Confidential Treatment Requested by Ambit

Biosciences Corporation in connection with Registration

Statement on Form S-1 filed March 28, 2013

(File No. 333-186760)

AMBI-0013

April 24, 2013

Specifically, upon the closing of the Company’s initial public offering, GrowthWorks will be a holder of the Company’s common stock with no other rights beyond those of other common stockholders. No rights or commitments in the put agreement between the Company and GrowthWorks survive the initial public offering and no subsequent accounting will be required after the fair value of the non-controlling interest is reclassified to additional paid-in capital at fair value based on the Company’s initial public offering price.

* * *

The Company respectfully requests the Staff’s assistance in completing the review of this response letter and the Second Amended Registration Statement as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding the Registration Statement or this response letter to me at (858) 550-6136.

Sincerely,

Cooley LLP

/s/ Kenneth J. Rollins, Esq.

Kenneth J. Rollins, Esq.

cc:	Michael A. Martino, Ambit Biosciences Corporation Thomas A. Coll, Esq., Cooley LLP

4401 EASTGATE MALL, SAN DIEGO, CA 92121    T: (858) 550-6000    F: (858) 550-6420    WWW.COOLEY.COM